Business Combination and Reverse Recapitalization - Polar Non-Redemption Agreement (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Polar Multi-Strategy Master Fund
Business Combination and Reverse Recapitalization
Number of shares not subjected to redemption | shares	200,000
Mars
Business Combination and Reverse Recapitalization
Amount to be left in trust account | $	$ 750,000